Property and equipment	12 Months Ended
Dec. 31, 2020
Disclosure Of Property Plant And Equipment
Property and equipment
8.	Property and equipment

	Computer equipment	Furniture and fixtures	Leasehold improvements	Total
Cost
Balance at December 31, 2018	5,046	1,502	2,509	9,057
Additions	186	3	—	189
Disposals	(719)	(325)	—	(1,044)
Balance at December 31, 2019	4,513	1,180	2,509	8,202
Additions	22	—	—	22
Disposals	(2,452)	—	(454)	(2,906)
Balance at December 31, 2020	2,083	1,180	2,055	5,318

Accumulated depreciation
Balance at December 31, 2018	3,672	899	1,470	6,041
Depreciation	749	116	465	1,330
Disposals	(660)	(282)	—	(942)
Balance at December 31, 2019	3,761	733	1,935	6,429
Depreciation	229	91	311	631
Disposals	(2,443)	—	(191)	(2,634)
Balance at December 31, 2020	1,547	824	2,055	4,426

Net book value
Balance at December 31, 2019	752	447	574	1,773
Balance at December 31, 2020	536	356	—	892

During the current year, the Company vacated one of its leased properties and accordingly wrote off $263 of net book value related to leasehold improvements for the right of use asset and also recognized a loss of $9 (2019- $102) on the disposal of computer equipment, including fully depreciated bitcoin equipment with a cost and accumulated depreciation of $2,427 and furniture and fixtures. Non-cash expense related to disposals is recorded in the consolidated statement of operations and comprehensive loss.

8.	Property and equipment (Continued from previous page)

Depreciation of $311 for the year ended December 31, 2020 (December 31, 2019 - $465) is included in general and administration expenses. Depreciation expense of $320 for the year ended December 31, 2020 (December 31, 2019 - $865) for all other property and equipment is included in technology and development costs.